Reserves for Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense	The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Reserves for losses and loss adjustment expenses, beginning of year	$2,448.9	$2,045.2	$1,386.5
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,108.6)	(976.1)	(795.2)
Net reserves for losses and loss adjustment expenses, beginning of year	1,340.3	1,069.1	591.3
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	1,031.2	761.7	852.3
Prior years	124.6	(62.9)	(22.1)
Total incurred	1,155.8	698.8	830.2
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(188.4)	(110.1)	(82.5)
Prior years	(406.8)	(329.4)	(242.2)
Total paid	(595.2)	(439.5)	(324.7)
Foreign exchange	(22.2)	11.9	(27.7)
Net reserves for losses and loss adjustment expenses, end of year	1,878.7	1,340.3	1,069.1
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,255.6	1,108.6	976.1
Reserves for losses and loss adjustment expenses, end of year	$3,134.3	$2,448.9	$2,045.2
The table below reconciles the loss development information to the Group’s reserves for losses and loss adjustment expenses at December 31, 2024 and 2023:

	2024	2023
Reserves for losses and loss adjustment expenses, net of reinsurance
Insurance	$1,611.8	$1,071.5
Reinsurance	237.6	244.4
Total reserves for losses and loss adjustment expenses, net of reinsurance	1,849.4	1,315.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses
Insurance	879.5	575.5
Reinsurance	376.1	533.1
Total reinsurance recoverable on reserves for losses and loss adjustment expenses	1,255.6	1,108.6
Unallocated loss adjustment expenses	29.3	24.4
Total gross reserves for losses and loss adjustment expenses	$3,134.3	$2,448.9

Schedule of Short-Duration Insurance Contracts, Claims Development
Insurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024	Total of IBNR plus expected development on reported losses
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2015	$2.6	$1.4	$1.2	$0.1	$0.1	$0.1	$0.1	$—	$—	$—	$—
2016		19.0	11.2	9.5	8.5	7.1	4.7	4.0	4.3	3.8	0.1
2017			24.7	16.3	12.6	11.7	11.4	9.8	9.3	9.3	0.4
2018				43.9	37.4	31.4	30.0	27.7	20.2	18.5	(10.1)
2019					65.7	50.0	58.2	62.2	73.0	67.4	1.7
2020						155.8	120.9	121.2	117.4	119.4	(48.6)
2021							298.1	258.1	277.1	260.2	9.3
2022								653.6	647.0	1,015.9	528.3
2023									654.3	492.7	96.7
2024										916.9	520.0
Total										$2,904.1	$1,097.8

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2015	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2016		—	2.8	3.8	4.0	4.2	3.8	3.7	3.7	3.7
2017			—	2.2	3.9	6.0	7.6	7.3	7.1	7.2
2018				0.5	5.7	12.5	20.6	20.1	23.8	25.8
2019					7.0	23.0	24.1	36.2	48.8	58.6
2020						25.5	206.2	205.9	157.5	153.4
2021							42.9	121.6	185.8	210.8
2022								60.5	212.9	398.6
2023									88.9	256.0
2024										157.0

Total										1,271.1
Reserve FX										(21.2)
ULAE										23.2
Liabilities for losses and loss adjustment expenses, net of reinsurance										$1,635.0
Reinsurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024	Total of IBNR plus expected development on reported losses
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2015	$8.8	$7.2	$6.4	$2.8	$2.8	$2.8	$2.8	$2.8	$2.8	$2.7	$—
2016		73.1	60.4	53.1	48.2	44.5	40.6	40.3	32.3	32.4	—
2017			86.2	58.8	51.8	55.7	53.1	55.4	50.7	47.3	6.3
2018				80.2	89.3	91.5	90.2	83.1	67.0	63.3	0.2
2019					43.5	46.6	46.1	47.1	38.2	36.5	2.0
2020						190.6	226.8	244.2	239.8	244.0	20.0
2021							354.7	384.1	380.9	365.4	26.6
2022								168.2	144.9	141.7	23.8
2023									86.9	50.2	5.4
2024										114.3	69.2
Total										$1,097.8	$153.5

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2015	$—	$0.4	$2.7	$2.8	$2.7	$2.7	$2.7	$2.7	$2.7	$2.7
2016		2.1	11.8	19.7	21.0	21.2	21.9	22.1	22.2	32.4
2017			26.3	45.0	47.0	52.2	52.6	34.6	37.9	38.4
2018				23.8	18.0	41.3	53.7	66.8	62.4	61.5
2019					3.0	35.3	36.2	35.0	33.4	33.1
2020						56.5	140.2	172.6	194.2	199.5
2021							163.8	300.7	361.0	341.2
2022								21.4	76.5	89.5
2023									22.7	35.9
2024										31.4

										865.6
Reserve FX										5.4
ULAE										6.1
Liabilities for losses and loss adjustment expenses, net of reinsurance										$243.7

Schedule of Short-Duration Insurance Contracts, Schedule of Historical Claims Duration
The following table presents the Group’s historical average annual percentage payout of losses and loss adjustment expenses incurred, net of reinsurance by age at December 31, 2024:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
	<----------------------------------------- Unaudited ------------------------------------------>
Insurance	13%	24%	20%	14%	14%	13%
Reinsurance	30%	35%	15%	2%	4%	2%